Harbor Global Leaders Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Global Leaders Fund		Institutional Class	Retirement Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses	[1]	0.46%	0.38%	0.46%	0.58%
Total Annual Fund Operating Expenses	[1]	1.21%	1.13%	1.46%	1.58%
Expense Reimbursement	[2]	(0.31%)	(0.31%)	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1],[2]	0.90%	0.82%	1.15%	1.27%
[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.90%, 0.82%, 1.15%, and 1.27% for the Institutional Class, Retirement Class, Administrative Class, and Investor Class, respectively, through February 28, 2019. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Global Leaders Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	92	353	635	1,438
Retirement Class	84	328	592	1,347
Administrative Class	117	431	768	1,720
Investor Class	129	468	831	1,852

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 123%. The portfolio turnover rate of the Fund going forward is expected to be below 50%.

Principal Investment Strategy

The Fund invests primarily in equity securities of publicly-traded companies located anywhere in the world, including in developed and emerging markets. Under normal market conditions, the Fund expects to invest in at least three countries, including the United States, and invest at least 40% of its assets in foreign companies.

The Fund may invest in companies at any stage of their growth lifecycles, but will focus on companies that the Subadviser believes are capable of generating sustainable, above-average, and relatively stable rates of earnings per share growth and strong free cash flows. The Subadviser seeks investment opportunities in companies that the Subadviser believes are leaders in their country, industry, or globally in terms of products, services, or execution.

In selecting securities for the Fund, the Subadviser utilizes a fundamental, bottom-up, business-focused research approach. The Subadviser seeks to identify growing businesses that meet the following six investment criteria:

  sustainable above-average earnings growth;
  leadership position in a promising business space;
  significant competitive advantages;
  clear mission and value-added focus;
  financial strength; and
  rational valuation relative to the market and business prospects.

Companies that the Subadviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research, including a full competitive analysis and proprietary financial modeling. The investment process generally results in a portfolio of 30-50 companies and, from time to time, may result in more substantial investments in particular sectors. Sector allocations are the outcome of the Subadviser's bottom-up investment process.

The Fund intends to hold securities for the longer term, generally three to five years. The Subadviser may sell or trim back a particular holding as a result of the Subadviser's identification of an issue that negatively impacts the Subadviser's assessment of one or more of the six investment criteria discussed above that the Subadviser believes cannot be resolved within an acceptable time frame. The Subadviser may also sell a holding if it believes the security has become materially overvalued relative to its underlying business, for risk management purposes, and/or if a more attractive investment opportunity is identified.

While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalization companies. As such, the Fund will generally not invest in companies with a market capitalization of less than $2 billion, at the time of acquisition, and its total median market capitalization will typically be significantly greater than that of the MSCI All Country World Index, the Fund's benchmark.

The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. From time to time, the Fund may have significant investments in one or more countries. The Fund may invest up to the greater of 30% of its assets or three times the emerging markets component of the MSCI All Country World Index, in securities of companies located in emerging markets. As of December 31, 2017, the emerging markets component of the MSCI All Country World Index was 11.8% of the total index.

The Fund may use foreign exchange spot contracts and foreign exchange forwards to seek to hedge currency exposure. A foreign exchange spot contract is an agreement to buy or sell a specific currency for immediate delivery (i.e., "on the spot") as opposed to a set date in the future. The Fund may also invest in market access products, such as low exercise price warrants ("LEPWs") and participatory notes ("P-notes"), to seek to gain economic exposure to markets where holding an underlying local security is not feasible or economical. A "market access product" is a derivative security that provides market exposure to an underlying foreign issuer.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Equity Risk: The values of equity or equity-related securities, such as preferred stocks, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Limited Number of Holdings Risk: Because the Fund may invest in a limited number of companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Mid Cap Risk: The Fund's performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. Securities of mid cap companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Participatory Notes Risk: The return on a participatory note ("P-note") is linked to the performance of the issuers of the underlying securities. The performance of P-notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses.  P-notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities.  P-notes may also be less liquid and more difficult to sell.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Warrants Risk: Warrants are rights to purchase securities at specific prices valid for a specific period of time.  While low exercise price warrants ("LEPWs") seek to track the value of the underlying security, their prices will not necessarily move in parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights to the assets of the issuer of the underlying security.  Warrants are also subject to counterparty risk since the Fund is relying on the creditworthiness of the financial institution issuing the warrant to meet its obligations under the terms of the warrant.

Performance

Effective March 1, 2017, Sands Capital Management, LLC became the Fund's subadviser.  Performance prior to that date is not attributable to Sands Capital.

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	21.97%	Q1 2012
Worst Quarter	-21.13%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
Average Annual Total Returns - Harbor Global Leaders Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class		31.44%	13.48%		17.58%	Mar. 01, 2009
Institutional Class | After Taxes on Distributions		28.82%	11.60%		15.78%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		19.96%	10.42%		14.34%
Retirement Class	[1]	31.51%	13.50%		17.59%	Mar. 01, 2016
Administrative Class		31.10%	13.20%		17.29%	Mar. 01, 2009
Investor Class		30.91%	13.06%		17.15%	Mar. 01, 2009
MSCI All Country World (ND) (reflects no deduction for fees or expenses)	[2]	23.97%	10.80%		14.48%
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.